Investments - Cost (amortized cost for fixed maturities and short-term investments), fair value, gross unrealized gains, gross unrealized (losses), and OTTI recorded in AOCI (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Fixed maturities - AFS
Available for sale fixed income securities, Cost or amortized cost	$ 27,111,874	$ 26,544,806
Available for sale fixed income securities, gross unrealized gains	807,684	1,584,812
Available for sale fixed income securities, gross unrealized losses	(419,422)	(282,698)
Fixed maturities, at fair value	27,500,136	27,846,920
Gross Unrealized Losses Non-credit Related OTTI	(86,882)	(119,076)
Short Term Investments
Short-term investments, cost or amortized cost	455,470	322,563
Short -term investments, Gross unrealized gains	962	192
Short -term investments, Gross unrealized losses	(144)	(52)
Fair value of Short-term investments	456,288	322,703
Equity securities
Cost of equity securities	903,201	617,486
Equity securities, gross unrealized gains	154,506	31,935
Equity securities, gross unrealized losses	(17,470)	(62)
Equity securities, at fair value	1,040,237	649,359
Total investments - AFS
Cost or Amortized cost of total investments - AFS	28,470,545	27,484,855
Available for sale securities, gross unrealized gain	963,152	1,616,939
Available for sale securities, gross unrealized loss	(437,036)	(282,812)
Total investments available for sale	28,996,661	28,818,982
HTM securities
Fixed maturities, held to maturity	2,858,695	2,814,447
Fixed maturities, held to maturity, gross unrealized gains	274,150	451,038
Fixed maturities, held to maturity, gross unrealized losses	(1,610)	(2,681)
Fair Value	3,131,235	3,262,804
US Government And Government Related [Member]
Fixed maturities - AFS
Available for sale fixed income securities, Cost or amortized cost	2,484,193	1,906,044
Available for sale fixed income securities, gross unrealized gains	51,701	131,860
Available for sale fixed income securities, gross unrealized losses	(34,043)	(3,287)
Fixed maturities, at fair value	2,501,851	2,034,617
Gross Unrealized Losses Non-credit Related OTTI	0	0
HTM securities
Fixed maturities, held to maturity	10,993	10,788
Fixed maturities, held to maturity, gross unrealized gains	629	1,651
Fixed maturities, held to maturity, gross unrealized losses	0	0
Fair Value	11,622	12,439
Corporate
Fixed maturities - AFS
Available for sale fixed income securities, Cost or amortized cost	10,802,332	9,837,962
Available for sale fixed income securities, gross unrealized gains	433,097	723,028
Available for sale fixed income securities, gross unrealized losses	(109,599)	(78,990)
Fixed maturities, at fair value	11,125,830	10,482,000
Gross Unrealized Losses Non-credit Related OTTI	(4,758)	(11,453)
HTM securities
Fixed maturities, held to maturity	1,386,863	1,425,320
Fixed maturities, held to maturity, gross unrealized gains	113,179	190,871
Fixed maturities, held to maturity, gross unrealized losses	(968)	(794)
Fair Value	1,499,074	1,615,397
RMBS - Agency
Fixed maturities - AFS
Available for sale fixed income securities, Cost or amortized cost	3,540,101	5,054,097
Available for sale fixed income securities, gross unrealized gains	68,098	206,931
Available for sale fixed income securities, gross unrealized losses	(62,077)	(5,535)
Fixed maturities, at fair value	3,546,122	5,255,493
Gross Unrealized Losses Non-credit Related OTTI	0	0
RMBS - Non-Agency
Fixed maturities - AFS
Available for sale fixed income securities, Cost or amortized cost	396,798	678,469
Available for sale fixed income securities, gross unrealized gains	33,096	46,132
Available for sale fixed income securities, gross unrealized losses	(31,126)	(76,868)
Fixed maturities, at fair value	398,768	647,733
Gross Unrealized Losses Non-credit Related OTTI	(74,528)	(93,259)
HTM securities
Fixed maturities, held to maturity	66,987	83,205
Fixed maturities, held to maturity, gross unrealized gains	4,985	10,502
Fixed maturities, held to maturity, gross unrealized losses	0	0
Fair Value	71,972	93,707
CMBS
Fixed maturities - AFS
Available for sale fixed income securities, Cost or amortized cost	1,223,313	1,010,794
Available for sale fixed income securities, gross unrealized gains	39,255	70,745
Available for sale fixed income securities, gross unrealized losses	(15,773)	(4,288)
Fixed maturities, at fair value	1,246,795	1,077,251
Gross Unrealized Losses Non-credit Related OTTI	(2,753)	(2,962)
HTM securities
Fixed maturities, held to maturity	144,924	12,751
Fixed maturities, held to maturity, gross unrealized gains	11,864	2,048
Fixed maturities, held to maturity, gross unrealized losses	0	0
Fair Value	156,788	14,799
CDO
Fixed maturities - AFS
Available for sale fixed income securities, Cost or amortized cost	754,414	784,999
Available for sale fixed income securities, gross unrealized gains	5,833	11,973
Available for sale fixed income securities, gross unrealized losses	(42,934)	(87,156)
Fixed maturities, at fair value	717,313	709,816
Gross Unrealized Losses Non-credit Related OTTI	(2,036)	(4,872)
Other asset-backed securities
Fixed maturities - AFS
Available for sale fixed income securities, Cost or amortized cost	1,210,384	1,426,483
Available for sale fixed income securities, gross unrealized gains	40,560	59,663
Available for sale fixed income securities, gross unrealized losses	(8,840)	(15,435)
Fixed maturities, at fair value	1,242,104	1,470,711
Gross Unrealized Losses Non-credit Related OTTI	(2,807)	(6,530)
HTM securities
Fixed maturities, held to maturity	106,540	222,340
Fixed maturities, held to maturity, gross unrealized gains	6,908	29,287
Fixed maturities, held to maturity, gross unrealized losses	0	(167)
Fair Value	113,448	251,460
U.S. States and political subdivisions of the States [Member]
Fixed maturities - AFS
Available for sale fixed income securities, Cost or amortized cost	1,821,499	1,767,669
Available for sale fixed income securities, gross unrealized gains	55,083	146,294
Available for sale fixed income securities, gross unrealized losses	(30,770)	(2,946)
Fixed maturities, at fair value	1,845,812	1,911,017
Gross Unrealized Losses Non-credit Related OTTI	0	0
Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported [Member]
Fixed maturities - AFS
Available for sale fixed income securities, Cost or amortized cost	4,878,840	4,078,289
Available for sale fixed income securities, gross unrealized gains	80,961	188,186
Available for sale fixed income securities, gross unrealized losses	(84,260)	(8,193)
Fixed maturities, at fair value	4,875,541	4,258,282
Gross Unrealized Losses Non-credit Related OTTI	0	0
HTM securities
Fixed maturities, held to maturity	1,142,388	1,060,043
Fixed maturities, held to maturity, gross unrealized gains	136,585	216,679
Fixed maturities, held to maturity, gross unrealized losses	(642)	(1,720)
Fair Value	$ 1,278,331	$ 1,275,002